Financial Instruments And Risk Analysis - Schedule of derivative transactions (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of financial assets [line items]
Total	R$ 72,113
Forward contract [member]
Disclosure of financial assets [line items]
Forward currency transactions – financial income (expenses)	55,025
Forward currency transactions – operating revenues (expenses)	R$ 17,088